Related Party Transactions and Parent Company Investment - Transactions with S&P Global (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions and Parent Company Investment
Revenue	$ 478	$ 445	$ 1,401	$ 1,304	$ 1,750	$ 1,613	$ 1,485
Expenses
Data sharing expenses	105	129	375	388	516	475	448
Corporate Unallocated expense	203	135	538	400	585	531	491
Total expenses	$ 386	$ 341	$ 1,146	$ 1,020	1,411	1,315	1,246
Related party | S&P Global Inc.
Related Party Transactions and Parent Company Investment
Revenue					3	3	3
Expenses
Data sharing expenses					1	1	1
Corporate Unallocated expense					112	90	89
Total expenses					113	91	90
Related party dividend income						(1)	(3)
Related party loan interest expense, net					$ 14	$ 17	$ 18